Commitments and contingent liabilities - Contingent liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Commitments and contingent liabilities
Total	€ 104	€ 103
Brazil tax assessments
Commitments and contingent liabilities
Total	98	98
Other contingent liabilities
Commitments and contingent liabilities
Total	€ 6	€ 5